Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Payables [Abstract]
Schedule of Accrued Expenses and Other Payables	Accrued expenses and other payables consisted of the following:
	December 31,2012		December 31,2011
	RMB	US$	RMB
Other payables	6,001	963	5,798
Predicted liability	830	133	-
	6,831	1,096	5,798